Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 546,933	$ 562,106
Provisions
Foreign exchange adjustment	23,955	(15,173)
Balance at the end of the period	$ 570,888	$ 546,933